Income Taxes (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Income Taxes
NOTE (13) – Income Taxes

Income tax expense or benefit is computed by applying the statutory federal income tax rate of 21% and the California income tax rate of 10.84% to taxable income or loss.  The Company recorded income tax expense of $95 thousand and income tax benefits of $300 thousand for the three and nine months ended September 30, 2020, respectively, compared to income tax benefits of $176 thousand and $262 thousand for the three and nine months ended September 30, 2019, respectively.  The increase in income tax expense during the third quarter of 2020 was primarily due to non-deductible expenses of $556 thousand related to the City First Merger.  The income tax benefit recorded during the nine months ended September 30, 2020 included a tax adjustment of $273 thousand upon the resolution of an outstanding audit issue with the California Franchise Tax Board for tax years 2009 to 2013, offset by the additional tax expense associated with the non-deductible merger related expenses.  In addition, the Company recorded low-income housing tax credits of $29 thousand and $87 thousand during the third quarter and nine months of 2020, compared to $50 thousand and $149 thousand during the third quarter and nine months of 2019.

The Company and its subsidiary are subject to U.S. federal and state income taxes.  Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion, or all, of the deferred tax asset will not be realized.  In assessing the realization of deferred tax assets, management evaluates both positive and negative evidence, including the existence of cumulative losses in the current year and the prior two years, the amount of taxes paid in available carry-back years, the forecasts of future income and tax planning strategies.  Based on this analysis, the Company determined that as of September 30, 2020, no valuation allowance was required on its deferred tax assets, which totaled $5.3 million.

Note 12 – Income Taxes

The Company and its subsidiary are subject to U.S. federal and state income taxes. Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Income tax (benefit) expense was as follows:

	2019	2018
	(In thousands)
Current
Federal	$(66)	$(110)
State	5	12
Deferred
Federal	(225)	68
State	(59)	86
Change in valuation allowance	-	-
Total	$(345)	$56

Effective tax rates differ from the federal statutory rate of 21% applied to income before income taxes due to the following:

	2019	2018
	(In thousands)
Federal statutory rate times financial statement net (loss) income	$(115)	$183
Effect of:
State taxes, net of federal benefit	(45)	77
Change in federal rate	-	-
Earnings from bank owned life insurance	(11)	(16)
Low income housing credits	(198)	(212)
Change in valuation allowance	-	-
Other, net	24	24
Total	$(345)	$56

Year-end deferred tax assets and liabilities were due to the following:

	2019	2018
	(In thousands)
Deferred tax assets:
Allowance for loan losses	$897	$799
Real estate owned	-	65
Accrued liabilities	137	150
State income taxes	36	34
Stock compensation	202	165
Net operating loss carryforward	3,614	3,887
Non-accrual loan interest	1	3
Partnership investment	173	140
General business credit	1,859	1,661
Alternative minimum tax credit	94	151
Unrealized appreciation AFS	-	50
Other	34	28
Total deferred tax assets	7,047	7,133
Deferred tax liabilities:
Section 481 Adjustments to bad debts	(660)	(980)
Deferred loan fees/costs	(797)	(775)
Basis difference on fixed assets	(15)	(35)
Net unrealized appreciation on available-for-sale securities	(59)	-
FHLB stock dividends	(266)	(266)
Mortgage servicing rights	(3)	(5
Prepaid expenses	(27)	(27)
Total deferred tax liabilities	(1,827)	(2,088)
Net deferred tax assets	$5,220	$5,045

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion, or all, of the deferred tax asset will not be realized. In assessing the realization of deferred tax assets, management evaluated both positive and negative evidence, the amount of taxes paid in available carry-back years, and the forecasts of future income and tax planning strategies. Based on this analysis, the Company determined that, as of December 31, 2019 and 2018, no valuation allowance was required on its deferred tax assets, which totaled $5.2 million and $5.0 million, respectively.

As of December 31, 2019, the Company has federal net operating loss carryforwards of $7.2 million and California net operating loss carryforwards of $24.5 million, which begin expiring in 2031 through 2037 and 2031 through 2036, respectively. The Company also has federal general business credits of $1.8 million, expiring beginning in 2030 through 2037, and alternative minimum tax credit carryforwards of $59 thousand, which can be carried forward indefinitely.

Prior to 2018, the Company computed its bad debt deduction for income tax purposes under the reserve method. In 2018, the Company requested, and the IRS consented to, a change in accounting method used for computing its tax bad debt deduction from the reserve method to the charge-off method as defined under Internal Revenue Code Section 166. As a result, the Company computes its tax bad debt deduction under the new method and is recapturing its excess tax bad debt reserve of $4.3 million into taxable income evenly over a 4 year period starting in 2018.

At December 31, 2019 and 2018, the Company had $475 thousand in unrecognized tax benefits. This amount, if recognized, would favorably affect the income tax provision in future periods. The Company expects that the total amount of unrecognized tax benefits may decrease significantly within the next twelve months due to expected settlement with the state taxing authorities. During 2019 and 2018, $8 thousand and $5 thousand were accrued during each period for potential interest related to these unrecognized tax benefits.

Federal tax years 2016 through 2019 remain open for the assessment of Federal income tax. Except for the issues under protest for the years listed below, California tax years 2015 through 2019 remain open for the assessment of California income tax. The Company is currently under examination by the California Franchise Tax Board ("FTB") for the 2009, 2010, and 2011 tax years. The FTB has proposed adjustments to the Company's California net operating loss carryforwards for items which the Company has established an unrecognized tax benefit. The Company has protested the FTB's adjustments and does not expect that significant additional tax expense will result.